TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted) (a) (b)- 8.4% of Net Assets	VALUE

	Biotechnology – 5.1%
140,000	Amphivena Therapeutics, Inc. Series B	$14
225,416	Amphivena Therapeutics, Inc. Series C, 6.00%	22
38,624	Arbor Biotechnologies, Series B, 8.00%	640,000
1,008,829	Arkuda Therapeutics, Inc. Series A, 6.00%	1,783,811
208,939	Arkuda Therapeutics, Inc. Series B, 6.00%	369,446
265,129	Dynacure Series C (c)	1,153,044
1,291,668	Hotspot Therapeutics, Inc. Series B, 6.00%	4,186,167
284,119	HotSpot Therapeutics, Inc. Series C, 6.00%	920,801
480,000	ImmuneID, Inc. Series A, 8.00%	960,000
3,229,167	Invetx, Inc. Series A, 8.00%	2,163,865
1,387,853	Invetx, Inc. Series B, 8.00%	930,000
117,704	Oculis SA, Series B2, 6.00% (c)	1,252,371
31,974	Oculis SA, Series C, 6.00% (c)	340,203
248,630	Parthenon Therapeutics, Inc. Series A	984,615
152,534	Priothera Ltd. Series A, 6.00% (c)	1,598,480
731,121	Quell Therapeutics, Series B (c)	1,381,819
138,630	ReCode Therapeutics, Series B, 5.00%	1,279,998
		19,944,656
	Health Care Equipment & Supplies – 0.4%
421,634	IO Light Holdings, Inc. Series A2	1,423,015
	Pharmaceuticals – 2.9%
290,187	Aristea Therapeutics, Inc. Series B, 8.00%	1,600,004
609,524	Biotheryx, Inc. Series E, 8.00%	3,200,001
7,520,456	Curasen Therapeutics, Inc. Series A	3,606,059
296,855	Endeavor Biomedicines, Inc. Series B, 8.00%	1,399,998
1,305,163	HiberCell, Inc. Series B	1,599,999
		11,406,061
	TOTAL CONVERTIBLE PREFERRED (Cost $35,847,264)	32,773,732
PRINCIPAL AMOUNT	CONVERTIBLE NOTES (Restricted) (a) (b) – 0.0% of Net Assets
	Biotechnology – 0.0%
$129,996	Amphivena Therapeutics, Inc., 8.00% due 08/25/22	0
	TOTAL CONVERTIBLE NOTES (Cost $129,996)	0
SHARES	COMMON STOCKS - 85.2% of Net Assets
	Biotechnology – 69.0%
72,225	ACADIA Pharmaceuticals, Inc. (a)	1,017,650
63,329	Adicet Bio, Inc. (a) (d)	924,603
208,624	Affimed N.V. (a) (c)	577,888

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
99,724	Alkermes plc (a)	$2,970,778
50,976	Alnylam Pharmaceuticals, Inc. (a)	7,434,850
66,211	ALX Oncology Holdings, Inc. (a) (d)	535,647
142,249	Amgen, Inc.	34,609,182
94,604	Apellis Pharmaceuticals, Inc. (a)	4,277,993
32,461	ARCA biopharma, Inc. (a) (d)	80,828
62,005	Arcutis Biotherapeutics, Inc. (a)	1,321,327
257,406	Ardelyx, Inc. (a)	151,844
12,494	Argenx SE ADR (a)	4,733,727
68,938	Arrowhead Pharmaceuticals, Inc. (a)	2,427,307
24,385	Ascendis Pharma A/S ADR (a)	2,266,830
85,218	Avidity Biosciences, Inc. (a)	1,238,218
15,817	Beam Therapeutics, Inc. (a)	612,276
16,838	BeiGene Ltd. ADR (a)	2,725,230
6,000	Bellicum Pharmaceuticals, Inc. (a)	7,080
20,065	Bicycle Therapeutics plc (a) (c)	336,691
140,399	BioCryst Pharmaceuticals, Inc. (a)	1,485,421
29,554	Biogen, Inc. (a)	6,027,243
15,543	Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,264,770
56,850	BioMarin Pharmaceutical, Inc. (a)	4,711,159
37,462	BioNTech SE ADR	5,585,584
41,586	Black Diamond Therapeutics, Inc. (a) (d)	102,302
43,392	Blueprint Medicines Corp. (a)	2,191,730
223,801	Caribou Biosciences, Inc. (a) (d)	1,215,239
88,173	Cerevel Therapeutics Holdings, Inc. (a)	2,331,294
26,489	ChemoCentryx, Inc. (a)	656,397
146,911	Cogent Biosciences, Inc. (a)	1,325,137
154,310	Corbus Pharmaceuticals Holdings, Inc. (a)	38,917
55,080	CRISPR Therapeutics AG (a) (c)	3,347,212
119,898	Cytokinetics, Inc. (a)	4,710,792
78,828	Denali Therapeutics, Inc. (a)	2,319,908
108,414	Design Therapeutics, Inc. (a) (d)	1,517,796
16,558	Fate Therapeutics, Inc. (a)	410,307
6,511	Fusion Pharmaceuticals, Inc. (a) (c)	16,212
223,377	G1 Therapeutics, Inc. (a) (d)	1,103,482
125,773	Galera Therapeutics, Inc. (a)	163,505
513,799	Gilead Sciences, Inc.	31,757,916
259,910	Harpoon Therapeutics, Inc. (a) (d)	496,428
26,109	I-Mab ADR (a)	295,032
21,380	Intellia Therapeutics, Inc. (a)	1,106,629
18,630	Intercept Pharmaceuticals, Inc. (a) (d)	257,280
62,681	Ionis Pharmaceuticals, Inc. (a)	2,320,451
21,181	iTeos Therapeutics, Inc. (a)	436,329
26,768	Karuna Therapeutics, Inc. (a)	3,386,420
487,283	Mereo Biopharma Group plc ADR (a)	545,757
95,290	Merus N.V. (a) (c) (d)	2,157,366
96,834	Moderna, Inc. (a)	13,832,737
94,200	Moonlake Immunotherapeutics AG Class A (Restricted) (a) (b)	445,095
44,625	Morphic Holding, Inc. (a)	968,362
21,400	Natera, Inc. (a)	758,416

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
42,992	Neurocrine Biosciences, Inc. (a)	$4,190,860
1,273	NexGel, Inc. (a)	2,190
28,988	Nkarta, Inc. (a) (d)	357,132
26,612	Novavax, Inc. (a) (d)	1,368,655
23,594	Praxis Precision Medicines, Inc. (a)	57,805
69,727	Precision BioSciences, Inc. (a) (d)	111,563
49,195	Prometheus Biosciences, Inc. (a)	1,388,775
122,271	Protagonist Therapeutics, Inc. (a)	967,164
226,657	Pyxis Oncology, Inc. (a)	539,444
422,635	Rallybio Corp. (a) (d)	3,190,894
44,967	Regeneron Pharmaceuticals, Inc. (a)	26,581,343
29,150	Repare Therapeutics, Inc. (a) (c) (d)	407,808
57,868	Sarepta Therapeutics, Inc. (a)	4,337,785
40,716	Scholar Rock Holding Corp. (a)	223,531
76,059	Seagen, Inc. (a)	13,457,879
48,275	Sutro Biopharma, Inc. (a)	251,513
56,480	Syndax Pharmaceuticals, Inc. (a)	1,086,675
104,964	Travere Therapeutics, Inc. (a)	2,543,278
61,943	TScan Therapeutics, Inc. (a)	194,811
15,765	Ultragenyx Pharmaceutical, Inc. (a)	940,540
164,613	uniQure N.V. (a) (c)	3,068,386
21,167	United Therapeutics Corp. (a)	4,987,792
188,952	Vectivbio Holding AG (a)	1,020,341
95,726	Vertex Pharmaceuticals, Inc. (a)	26,974,630
83,526	Xencor, Inc. (a)	2,286,107
29,710	Xenon Pharmaceuticals, Inc. (a) (c)	903,778
15,616	Zai Lab Ltd. ADR (a)	541,563
		270,520,816
	Health Care Equipment & Supplies – 0.9% (a)
130,000	Cercacor Laboratories, Inc. (Restricted) (b)	558,653
44,542	Guardant Health, Inc.	1,796,824
2,989	IDEXX Laboratories, Inc.	1,048,332
		3,403,809
	Health Care Providers & Services – 0.3% (a)
2,669	Charles River Laboratories International, Inc.	571,086
37,281	Contra Zogenix, Inc. CVR (b)	56,667
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (b)	37,941
2,911	Medpace Holdings, Inc.	435,689
		1,101,383
	Healthcare Services – 1.1% (a)
63,076	Syneos Health, Inc.	4,521,288
	Life Sciences Tools & Services – 2.7% (a)
121,513	Adaptive Biotechnologies Corp.	983,040
53,284	Illumina, Inc.	9,823,438
		10,806,478

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

SHARES	Pharmaceuticals – 11.2%	VALUE
34,619	Arvinas, Inc. (a)	$1,457,114
200,554	AstraZeneca plc ADR	13,250,603
58,380	Aurinia Pharmaceuticals, Inc. (a) (c) (d)	586,719
17,584	Bristol-Myers Squibb Co.	1,353,968
60,550	Edgewise Therapeutics, Inc. (a)	481,978
29,100	Endo International plc (a)	13,552
58,537	Fulcrum Therapeutics, Inc. (a)	286,831
181,244	Horizon Therapeutics plc (a)	14,456,021
74,011	Intra-Cellular Therapies, Inc. (a)	4,224,548
27,751	Jazz Pharmaceuticals plc (a)	4,329,434
28,691	Mirati Therapeutics, Inc. (a)	1,926,027
34,880	Spectrum Pharmaceuticals, Inc. (a)	27,206
14,218	Tetraphase Pharmaceuticals, Inc. CVR (a) (b)	853
31,000	Theseus Pharmaceuticals, Inc. (a) (d)	171,430
315,800	Verona Pharma plc ADR (a)	1,323,202
40,620	VYNE Therapeutics, Inc. (a) (d)	15,797
		43,905,283
	TOTAL COMMON STOCKS (Cost $302,346,973)	334,259,057
	EXCHANGE TRADED FUND (d) - 2.0% of Net Assets
106,755	SPDR S&P Biotech ETF	7,928,694
	TOTAL EXCHANGE TRADED FUND (Cost $8,184,487)	7,928,694
PRINCIPAL AMOUNT	SHORT-TERM INVESTMENT - 5.2% of Net Assets
$10,872,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $10,872,072, 0.24%, dated 06/30/22, due 07/01/22 (collateralized by U.S. Treasury Note 0.25%, due 09/30/2025, market value $11,089,453)	10,872,000

SHARES
9,479,908	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.42% (e)	9,479,908
	TOTAL SHORT-TERM INVESTMENT (Cost $20,351,908)	20,351,908
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 100.8% (Cost $366,860,628)	395,313,391
INTERESTS	MILESTONE INTERESTS (Restricted) (a) (b) - 1.5% of Net Assets
	Biotechnology – 0.2%
1	Rainier Therapeutics Milestone Interest	164,293
1	Therachon Milestone Interest	550,660
		714,953

TEKLA LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

INTERESTS	Health Care Equipment & Supplies – 0.0%	VALUE
1	Therox Milestone Interest	$727
	Pharmaceuticals – 1.3%
1	Afferent Milestone Interest	122,654
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,210,407
1	Neurovance Milestone Interest	3,921,432
		5,254,493
	TOTAL MILESTONE INTERESTS (Cost $4,771,505)	5,970,173
	TOTAL INVESTMENTS - 102.3% (Cost $371,632,133)	401,283,564
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.3)%	(9,120,037)
	NET ASSETS - 100%	$392,163,527

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	All or portion of security on loan at June 30, 2022. See Note 1.
(e)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2022.
ADR	American Depository Receipt
CVR	Contingent Value Right

TEKLA LIFE SCIENCES INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2022, the cost of securities for Federal income tax purposes was $371,632,133. The net unrealized gain on securities held by the Fund was $29,651,431, including gross unrealized gain of $114,245,986 and gross unrealized loss of $84,594,555.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2022, the Fund loaned securities valued at $9,219,824 and received $9,479,908 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2022, the total amount of transfers between Level 3 and Level 1 was $1,920,138. The two investments were transferred due to an initial public offering and the values are being supported by the market price. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2022 to value the Fund's investments.

Assets at Value	Level 1	Level 2	Level 3		Total
Convertible Preferred
Biotechnology	$-	$-	$19,944,656		$19,944,656
Health Care Equipment & Supplies	-	-	1,423,015		1,423,015
Pharmaceuticals	-	-	11,406,061		11,406,061
Convertible Notes
Biotechnology	-	-	0	*	0
Common Stocks
Biotechnology	270,075,721	445,095	-		270,520,816
Health Care Equipment & Supplies	2,845,156	-	558,653		3,403,809
Health Care Providers & Services	1,006,775	56,667	37,941		1,101,383
Healthcare Services	4,521,288	-	-		4,521,288
Life Sciences Tools & Services	10,806,478	-	-		10,806,478
Pharmaceuticals	43,904,430	853	-		43,905,283
Exchange Traded Fund	7,928,694	-	-		7,928,694
Short-term Investment	9,479,908	10,872,000	-		20,351,908
Milestone Interests

Biotechnology	-	-	714,953		714,953
Health Care Equipment & Supplies	-	-	727		727
Pharmaceuticals	-	-	5,254,493		5,254,493
Other Assets	-	-	189		189
Total	$350,568,450	$11,374,615	$39,340,688		$401,283,753

* Represents security valued at zero.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2021	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2022
Convertible Preferred
Biotechnology	$14,331,285	688,632	6,844,739	-	(1,920,000)	19,944,656
Health Care Equipment & Supplies	1,423,015	-	-	-	-	1,423,015
Pharmaceuticals	9,400,003	(3,534)	2,009,592	-	-	11,406,061
Convertible Notes
Biotechnology	0	-	-	-	-	0
Common Stocks
Biotechnology	138	-	-	-	(138)	0
Health Care Equipment & Supplies	1,436,662	(878,009)	-	-	-	558,653
Health Care Providers & Services	93,274	(40,419)	-	(14,914)	-	37,941
Pharmaceuticals	0	-	-	-	-	0
Milestone Interests
Biotechnology	755,683	(40,730)	-	-	-	714,953
Health Care Equipment & Supplies	1,321	(477)	-	(117)	-	727
Pharmaceuticals	6,258,207	(1,003,714)	-	-	-	5,254,493
Other Assets	6,668	-	1,014	(7,493)	-	189
	$33,706,256	$(1,278,251)	$8,855,345	$(22,524)	$(1,920,138)	$39,340,688

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022						$(1,278,251)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock	$558,653	Income approach	(a)	N/A
	37,941	Probability adjusted value	Probability of events	50.00% (50.00%)
			Timing of events	0.75-1.75(1.25) years
Convertible Preferred	25,487,298	Market approach	(a)	N/A
	7,286,434	Recent transaction	(b)	N/A
Milestone Interests	5,970,173	Probability adjusted value	Probability of events	0.00%-100.00% (73.11%)
			Timing of events	0.25-14(3.79) years
Other Assets	189	Probability adjusted value	Probability of events	95.00% (95.00%)
			Timing of events	5.75 (5.75) years
	$39,340,688

(a)	There is no quantitative information to provide as these methods of measure are investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2022

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 10% of the Fund’s net assets at June 30, 2022.

At June 30, 2022, the Fund had a commitment of $1,494,872 relating to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$161,872	$122,654.00		$122,654
Amphivena Therapeutics, Inc.
Series B, Cvt. Pfd	07/17/17		2,101,310	0.00	††	14
Series C, Cvt. Pfd	12/10/18		808,989	0.00	††	22
Cvt. Note	08/25/21		129,996	0.00		0
Arbor Biotechnologies, Series B, Cvt. Pfd	10/29/21		643,318	16.57		640,000
Aristea Therapeutics, Inc. Series B, Cvt. Pfd	07/27/21		1,600,004	5.51		1,600,004
Arkuda Therapeutics, Inc.
Series A, Cvt. Pfd	05/16/19,04/02/20, 07/15/21		2,403,648	1.77		1,783,811
Series B, Cvt. Pfd	01/24/22		370,045	1.77		369,446
Biotheryx, Inc. Series E, Cvt. Pfd	05/19/21		3,206,621	5.25		3,200,001
Cercacor Laboratories, Inc. Common	03/31/98	†	0	4.30		558,653
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18,01/07/20, 10/21/21		3,606,059	0.48		3,606,059
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		2,469,239	4.35		1,153,044
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		1,401,363	4.72		1,399,998
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		1,603,268	1.23		1,599,999
Hotspot Therapeutics, Inc.
Series B, Cvt. Pfd	04/22/20,06/17/21		3,102,275	3.24		4,186,167
Series C, Cvt. Pfd	11/15/21		921,301	3.24		920,801
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		962,127	2.00		960,000
Impact Biomedicines Milestone Interest	07/20/10		0	1,210,407.00		1,210,407
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	49,159	0.26		37,941
Invetx, Inc.
Series A, Cvt. Pfd	08/06/20		1,551,318	0.67		2,163,865
Series B, Cvt. Pfd	03/28/22		930,567	0.67		930,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.38		1,423,015
Moonlake Immunotherapeutics AG Class A Common	03/30/22		943,276	4.73		445,095
Neurovance Milestone Interest	03/20/17		3,417,500	3,921,432.00		3,921,432
Oculis SA
Series B2, Cvt. Pfd	01/16/19		990,902	10.64		1,252,371
Series C, Cvt. Pfd	04/07/21		340,203	10.64		340,203
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		984,615	3.96		984,615
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		1,779,800	10.48		1,598,480
Quell Therapeutics, Series B Cvt. Pfd	11/29/21,03/23/22		1,391,039	1.89		1,381,819
Rainier Therapeutics Milestone Interest	09/28/21		169,497	164,293.00		164,293
ReCode Therapeutics, Series B Cvt. Pfd	10/12/21		1,284,494	9.23		1,279,998
Therachon Milestone Interest	07/01/19		1,017,671	550,660.00		550,660
Therox Milestone Interest	06/18/19		4,966	727.00		727
			$41,741,201			$39,785,594

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.